Consolidated Balance Sheets (Parenthetical) - CAD / shares	Feb. 28, 2017	Feb. 29, 2016
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, No Par Value
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, No Par Value
Common Stock, Shares, Issued	2,802,412	2,859,837